Segment Disclosures	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Disclosures [Text Block]
Note 19 – Segment Disclosures
Our reportable segments are Northeast G&P, Atlantic-Gulf, West, and NGL & Petchem Services. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Performance Measurement
We evaluate segment operating performance based upon Modified EBITDA (earnings before interest, taxes, depreciation, and amortization). This measure represents the basis of our internal financial reporting and is the primary performance measure used by our chief operating decision maker in measuring performance and allocating resources among our reportable segments. Intersegment revenues primarily represent the sale of NGLs from our natural gas processing plants to our marketing business.
We define Modified EBITDA as follows:

•	Net income (loss) before:

◦	Provision (benefit) for income taxes;

◦	Interest incurred, net of interest capitalized;

◦	Equity earnings (losses);

◦	Impairment of equity-method investments;

◦	Other investing income (loss) – net;

◦	Impairment of goodwill;

◦	Depreciation and amortization expenses;

◦	Accretion expense associated with asset retirement obligations for nonregulated operations.

•
This measure is further adjusted to include our proportionate share (based on ownership interest) of Modified EBITDA from our equity-method investments calculated consistently with the definition described above.

The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location:

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2016	$7,406	$85	$7,491
2015	7,228	103	7,331
2014	7,212	197	7,409

Long-lived assets:
2016	$37,683	$—	$37,683
2015	37,586	1,030	38,616
2014	37,798	1,095	38,893
Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.
The following table reflects the reconciliation of Segment revenues to Total revenues as reported in the Consolidated Statement of Comprehensive Income (Loss) and Other financial information:

	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2016
Segment revenues:
Service revenues
External	$836	$1,959	$2,328	$50	$—	$5,173
Internal	34	39	—	—	(73)	—
Total service revenues	870	1,998	2,328	50	(73)	5,173
Product sales
External	134	245	1,183	756	—	2,318
Internal	28	205	197	22	(452)	—
Total product sales	162	450	1,380	778	(452)	2,318
Total revenues	$1,032	$2,448	$3,708	$828	$(525)	$7,491
Other financial information:
Proportional Modified EBITDA of equity-method investments	$357	$287	$110	$—	$—	$754

2015
Segment revenues:
Service revenues
External	$816	$1,900	$2,399	$20	$—	$5,135
Internal	7	23	—	—	(30)	—
Total service revenues	823	1,923	2,399	20	(30)	5,135
Product sales
External	110	287	1,100	699	—	2,196
Internal	18	176	120	13	(327)	—
Total product sales	128	463	1,220	712	(327)	2,196
Total revenues	$951	$2,386	$3,619	$732	$(357)	$7,331
Other financial information:
Proportional Modified EBITDA of equity-method investments	$359	$257	$83	$—	$—	$699

2014
Segment revenues:
Service revenues
External	$555	$1,518	$1,793	$22	$—	$3,888
Internal	1	12	—	—	(13)	—
Total service revenues	556	1,530	1,793	22	(13)	3,888
Product sales
External	225	499	2,151	646	—	3,521
Internal	5	354	166	50	(575)	—
Total product sales	230	853	2,317	696	(575)	3,521
Total revenues	$786	$2,383	$4,110	$718	$(588)	$7,409
Other financial information:
Proportional Modified EBITDA of equity-method investments	$220	$151	$60	$—	$—	$431
The following table reflects the reconciliation of Modified EBITDA to Net income (loss) as reported in the Consolidated Statement of Comprehensive Income (Loss):

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Modified EBITDA by segment:
Northeast G&P	$853	$770	$649
Atlantic-Gulf	1,621	1,539	1,074
West	1,544	1,481	1,276
NGL & Petchem Services	(145)	218	252
Other	(9)	(5)	(7)
	3,864	4,003	3,244
Accretion expense associated with asset retirement obligations for nonregulated operations	(31)	(28)	(17)
Depreciation and amortization expenses	(1,720)	(1,702)	(1,151)
Impairment of goodwill	—	(1,098)	—
Equity earnings (losses)	397	335	228
Impairment of equity-method investments	(430)	(1,359)	—
Other investing income (loss) – net	29	2	2
Proportional Modified EBITDA of equity-method investments	(754)	(699)	(431)
Interest expense	(916)	(811)	(562)
(Provision) benefit for income taxes	80	(1)	(29)
Net income (loss)	$519	$(1,358)	$1,284

The following table reflects Total assets, Investments, and Additions to long-lived assets by reportable segments:

	Total Assets at December 31,		Investments at December 31,		Additions to Long-Lived Assets at December 31,
	2016	2015	2016	2015	2016	2015	2014
	(Millions)
Northeast G&P (1)	$13,436	$14,057	$4,345	$4,882	$223	$584	$4,655
Atlantic-Gulf	14,176	12,446	893	959	1,608	1,607	1,627
West (1)	18,479	20,409	1,463	1,495	223	591	13,607
NGL & Petchem Services	1,112	2,177	—	—	48	175	516
Other corporate assets	161	349	—	—	—	3	8
Eliminations (2)	(1,099)	(1,568)	—	—	—	—	—
Total	$46,265	$47,870	$6,701	$7,336	$2,102	$2,960	$20,413

(1)	2014 Additions to long-lived assets includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition (Note 2 – Acquisitions).

(2)	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.